Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 38,930,957	$ 14,166,196
Receivables and prepaid expenses	683,655	347,166
Current assets	39,614,612	14,513,362
Non-current assets:
Property, plant and equipment	680,062	656,219
VAT receivable	2,261,717	1,799,497
Non-current assets	2,941,779	2,455,716
Total assets	42,556,391	16,969,078
Current liabilities:
Account payables and accrued liabilities	2,229,584	2,488,257
Warrants liability	3,163,115	1,638,808
Current portion of lease liability	82,795	32,918
Current liabilities	5,475,494	4,159,983
Non-current liabilities:
Lease liability	72,732	86,779
Non-current liabilities	72,732	86,779
Liabilities	5,548,226	4,246,762
Equity:
Share capital	102,256,065	53,972,765
Contributed surplus	17,110,478	14,159,005
Deficit	(82,358,377)	(55,409,454)
Equity	37,008,166	12,722,316
Total liabilities and equity	$ 42,556,391	$ 16,969,078